Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Disclosure of Detailed Information About Inventories	The Company’s inventories were comprised of the following:

	December 31, 2025	December 31, 2024
Stockpile	$1,336	$674
In-process	50,715	51,987
Finished	823	714
Materials and supplies	5,432	4,645
	$58,306	$58,020